Accounting Pronouncements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Carrying value of operating lease liabilities	$ 42,544
Lease revenue from lease payments of direct financing and sales type leases	858,000	$ 1,720,000	$ 2,396,000
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use asset	57,700,000			$ 19,400,000
Carrying value of operating lease liabilities	$ 57,700,000			$ 19,400,000